Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST VII
Entity Central Index Key	0000318874
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000118299 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R6
Trading Symbol	EQNVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$30	0.55%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
Net Assets	$ 732,526,724
Holdings Count | Holding	100
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	732,526,724	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure

Equities	98.2%
Money Market Funds	1.8%

Equity sectors

Financials	23.7%
Health Care	12.7%
Industrials	12.3%
Information Technology	10.8%
Energy	7.7%
Consumer Staples	6.9%
Utilities	6.2%
Consumer Discretionary	6.2%
Communication Services	4.9%
Real Estate	4.5%
Materials	2.3%

Top ten holdings

Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]

Top ten holdings

Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%

C000118298 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R4
Trading Symbol	EQNUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$34	0.63%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
Net Assets	$ 732,526,724
Holdings Count | Holding	100
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	732,526,724	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure

Equities	98.2%
Money Market Funds	1.8%

Equity sectors

Financials	23.7%
Health Care	12.7%
Industrials	12.3%
Information Technology	10.8%
Energy	7.7%
Consumer Staples	6.9%
Utilities	6.2%
Consumer Discretionary	6.2%
Communication Services	4.9%
Real Estate	4.5%
Materials	2.3%

Top ten holdings

Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]

Top ten holdings

Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%

C000118297 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R3
Trading Symbol	EQNTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 732,526,724
Holdings Count | Holding	100
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	732,526,724	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure

Equities	98.2%
Money Market Funds	1.8%

Equity sectors

Financials	23.7%
Health Care	12.7%
Industrials	12.3%
Information Technology	10.8%
Energy	7.7%
Consumer Staples	6.9%
Utilities	6.2%
Consumer Discretionary	6.2%
Communication Services	4.9%
Real Estate	4.5%
Materials	2.3%

Top ten holdings

Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]

Top ten holdings

Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%

C000118296 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R2
Trading Symbol	EQNSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$61	1.13%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.13%
Net Assets	$ 732,526,724
Holdings Count | Holding	100
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	732,526,724	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure

Equities	98.2%
Money Market Funds	1.8%

Equity sectors

Financials	23.7%
Health Care	12.7%
Industrials	12.3%
Information Technology	10.8%
Energy	7.7%
Consumer Staples	6.9%
Utilities	6.2%
Consumer Discretionary	6.2%
Communication Services	4.9%
Real Estate	4.5%
Materials	2.3%

Top ten holdings

Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]

Top ten holdings

Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%

C000118295 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R1
Trading Symbol	EQNRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$87	1.63%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.63%
Net Assets	$ 732,526,724
Holdings Count | Holding	100
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	732,526,724	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure

Equities	98.2%
Money Market Funds	1.8%

Equity sectors

Financials	23.7%
Health Care	12.7%
Industrials	12.3%
Information Technology	10.8%
Energy	7.7%
Consumer Staples	6.9%
Utilities	6.2%
Consumer Discretionary	6.2%
Communication Services	4.9%
Real Estate	4.5%
Materials	2.3%

Top ten holdings

Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]

Top ten holdings

Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%

C000118294 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class I
Trading Symbol	EQNIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$34	0.63%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
Net Assets	$ 732,526,724
Holdings Count | Holding	100
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	732,526,724	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure

Equities	98.2%
Money Market Funds	1.8%

Equity sectors

Financials	23.7%
Health Care	12.7%
Industrials	12.3%
Information Technology	10.8%
Energy	7.7%
Consumer Staples	6.9%
Utilities	6.2%
Consumer Discretionary	6.2%
Communication Services	4.9%
Real Estate	4.5%
Materials	2.3%

Top ten holdings

Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]

Top ten holdings

Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%

C000118293 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class C
Trading Symbol	EQNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$87	1.63%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.63%
Net Assets	$ 732,526,724
Holdings Count | Holding	100
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	732,526,724	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure

Equities	98.2%
Money Market Funds	1.8%

Equity sectors

Financials	23.7%
Health Care	12.7%
Industrials	12.3%
Information Technology	10.8%
Energy	7.7%
Consumer Staples	6.9%
Utilities	6.2%
Consumer Discretionary	6.2%
Communication Services	4.9%
Real Estate	4.5%
Materials	2.3%

Top ten holdings

Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]

Top ten holdings

Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%

C000118292 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class B
Trading Symbol	EQNBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$87	1.63%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.63%
Net Assets	$ 732,526,724
Holdings Count | Holding	100
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	732,526,724	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure

Equities	98.2%
Money Market Funds	1.8%

Equity sectors

Financials	23.7%
Health Care	12.7%
Industrials	12.3%
Information Technology	10.8%
Energy	7.7%
Consumer Staples	6.9%
Utilities	6.2%
Consumer Discretionary	6.2%
Communication Services	4.9%
Real Estate	4.5%
Materials	2.3%

Top ten holdings

Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]

Top ten holdings

Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%

C000118291 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class A
Trading Symbol	EQNAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 732,526,724
Holdings Count | Holding	100
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	732,526,724	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure

Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	23.7%
Health Care	12.7%
Industrials	12.3%
Information Technology	10.8%
Energy	7.7%
Consumer Staples	6.9%
Utilities	6.2%
Consumer Discretionary	6.2%
Communication Services	4.9%
Real Estate	4.5%
Materials	2.3%

Top ten holdings

Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]

Top ten holdings

Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%

C000224114 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class A
Trading Symbol	EEMPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$69	1.24%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.24%
Net Assets	$ 4,559,009
Holdings Count | Holding	79
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,559,009	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	79
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%
Issuer country weightings
China	24.1%
Taiwan	22.6%
South Korea	12.2%
India	11.9%
Brazil	7.8%
Mexico	3.3%
Hong Kong	3.0%
Indonesia	2.7%
United Arab Emirates	2.3%
Other Countries	10.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%

C000224117 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class C
Trading Symbol	EEMRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$111	2.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.00%
Net Assets	$ 4,559,009
Holdings Count | Holding	79
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,559,009	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	79
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%
Issuer country weightings
China	24.1%
Taiwan	22.6%
South Korea	12.2%
India	11.9%
Brazil	7.8%
Mexico	3.3%
Hong Kong	3.0%
Indonesia	2.7%
United Arab Emirates	2.3%
Other Countries	10.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%

C000224115 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class I
Trading Symbol	EEMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$56	1.00%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.00%
Net Assets	$ 4,559,009
Holdings Count | Holding	79
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,559,009	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	79
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%
Issuer country weightings
China	24.1%
Taiwan	22.6%
South Korea	12.2%
India	11.9%
Brazil	7.8%
Mexico	3.3%
Hong Kong	3.0%
Indonesia	2.7%
United Arab Emirates	2.3%
Other Countries	10.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%

C000224118 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class R1
Trading Symbol	EEMDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$111	1.99%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.99%
Net Assets	$ 4,559,009
Holdings Count | Holding	79
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,559,009	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	79
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure

Equities	98.8%
Money Market Funds	1.2%

Top ten holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%

Issuer country weightings

China	24.1%
Taiwan	22.6%
South Korea	12.2%
India	11.9%
Brazil	7.8%
Mexico	3.3%
Hong Kong	3.0%
Indonesia	2.7%
United Arab Emirates	2.3%
Other Countries	10.1%

Largest Holdings [Text Block]

Top ten holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%

C000224113 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class R2
Trading Symbol	EEMEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$83	1.49%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.49%
Net Assets	$ 4,559,009
Holdings Count | Holding	79
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,559,009	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	79
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure

Equities	98.8%
Money Market Funds	1.2%

Top ten holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%

Issuer country weightings

China	24.1%
Taiwan	22.6%
South Korea	12.2%
India	11.9%
Brazil	7.8%
Mexico	3.3%
Hong Kong	3.0%
Indonesia	2.7%
United Arab Emirates	2.3%
Other Countries	10.1%

Largest Holdings [Text Block]

Top ten holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%

C000224112 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class R3
Trading Symbol	EEMFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$70	1.25%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.25%
Net Assets	$ 4,559,009
Holdings Count | Holding	79
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,559,009	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	79
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure

Equities	98.8%
Money Market Funds	1.2%

Top ten holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%

Issuer country weightings

China	24.1%
Taiwan	22.6%
South Korea	12.2%
India	11.9%
Brazil	7.8%
Mexico	3.3%
Hong Kong	3.0%
Indonesia	2.7%
United Arab Emirates	2.3%
Other Countries	10.1%

Largest Holdings [Text Block]

Top ten holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%

C000224111 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class R4
Trading Symbol	EEMGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$56	1.00%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.00%
Net Assets	$ 4,559,009
Holdings Count | Holding	79
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,559,009	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	79
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure

Equities	98.8%
Money Market Funds	1.2%

Top ten holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%

Issuer country weightings

China	24.1%
Taiwan	22.6%
South Korea	12.2%
India	11.9%
Brazil	7.8%
Mexico	3.3%
Hong Kong	3.0%
Indonesia	2.7%
United Arab Emirates	2.3%
Other Countries	10.1%

Largest Holdings [Text Block]

Top ten holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%

C000224116 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class R6
Trading Symbol	EEMHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$55	0.99%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.99%
Net Assets	$ 4,559,009
Holdings Count | Holding	79
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,559,009	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	79
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure

Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%

Issuer country weightings

China	24.1%
Taiwan	22.6%
South Korea	12.2%
India	11.9%
Brazil	7.8%
Mexico	3.3%
Hong Kong	3.0%
Indonesia	2.7%
United Arab Emirates	2.3%
Other Countries	10.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%

C000232770 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R6
Trading Symbol	UIVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since August 1, 2025 .
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Material Change Date	Apr. 30, 2026
Net Assets	$ 4,763,250
Holdings Count | Holding	76
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,763,250	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure

Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	22.0%
Information Technology	17.9%
Health Care	15.4%
Materials	15.0%
Industrials	12.9%
Consumer Staples	5.6%
Consumer Discretionary	5.2%
Energy	2.4%
Real Estate	1.3%

Top ten holdings

Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]

Top ten holdings

Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000232771 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R4
Trading Symbol	UIVQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since August 1, 2025 .
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Material Change Date	Apr. 30, 2026
Net Assets	$ 4,763,250
Holdings Count | Holding	76
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,763,250	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure

Equities	97.7%
Money Market Funds	2.3%

Equity sectors

Financials	22.0%
Information Technology	17.9%
Health Care	15.4%
Materials	15.0%
Industrials	12.9%
Consumer Staples	5.6%
Consumer Discretionary	5.2%
Energy	2.4%
Real Estate	1.3%

Top ten holdings

Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]

Top ten holdings

Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000232772 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R3
Trading Symbol	UIVPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since August 1, 2025 .
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Material Change Date	Apr. 30, 2026
Net Assets	$ 4,763,250
Holdings Count | Holding	76
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,763,250	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	22.0%
Information Technology	17.9%
Health Care	15.4%
Materials	15.0%
Industrials	12.9%
Consumer Staples	5.6%
Consumer Discretionary	5.2%
Energy	2.4%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000232777 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R2
Trading Symbol	UIVNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since August 1, 2025 .
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Material Change Date	Apr. 30, 2026
Net Assets	$ 4,763,250
Holdings Count | Holding	76
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,763,250	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	22.0%
Information Technology	17.9%
Health Care	15.4%
Materials	15.0%
Industrials	12.9%
Consumer Staples	5.6%
Consumer Discretionary	5.2%
Energy	2.4%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000232774 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R1
Trading Symbol	UIVMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since August 1, 2025 .
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$86	1.65%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.65%
Material Change Date	Apr. 30, 2026
Net Assets	$ 4,763,250
Holdings Count | Holding	76
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,763,250	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	22.0%
Information Technology	17.9%
Health Care	15.4%
Materials	15.0%
Industrials	12.9%
Consumer Staples	5.6%
Consumer Discretionary	5.2%
Energy	2.4%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000232775 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class I
Trading Symbol	UIVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since August 1, 2025 .
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Material Change Date	Apr. 30, 2026
Net Assets	$ 4,763,250
Holdings Count | Holding	76
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,763,250	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	22.0%
Information Technology	17.9%
Health Care	15.4%
Materials	15.0%
Industrials	12.9%
Consumer Staples	5.6%
Consumer Discretionary	5.2%
Energy	2.4%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000232776 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class C
Trading Symbol	UIVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since August 1, 2025 .
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$86	1.65%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.65%
Material Change Date	Apr. 30, 2026
Net Assets	$ 4,763,250
Holdings Count | Holding	76
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,763,250	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	22.0%
Information Technology	17.9%
Health Care	15.4%
Materials	15.0%
Industrials	12.9%
Consumer Staples	5.6%
Consumer Discretionary	5.2%
Energy	2.4%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000232773 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class A
Trading Symbol	UIVVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since August 1, 2025 .
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Material Change Date	Apr. 30, 2026
Net Assets	$ 4,763,250
Holdings Count | Holding	76
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,763,250	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	22.0%
Information Technology	17.9%
Health Care	15.4%
Materials	15.0%
Industrials	12.9%
Consumer Staples	5.6%
Consumer Discretionary	5.2%
Energy	2.4%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com